Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscriptions Payable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 400	$ 26,545	$ 41,984,610	$ 123,334	$ (43,203,417)	$ (1,068,528)
Balance, shares at Dec. 31, 2023	400,000	26,545,156
Shares issued for cash, net of offering cost		$ 32	245,468			245,500
Shares issued for cash, net of offering cost, shares		24,550
Shares issued for services		$ 1,011	10,079,989	(83,334)		9,997,666
Shares issued for services, shares		1,008,100
Forgiveness of stock payable, related party			40,000	(40,000)
Shares issued on conversion of Notes Payable, related party		$ 300	299,700			300,000
Shares issued on conversion of Notes Payable, related party, shares		300,000
Shares issued for services, related party		$ 65	137,435			137,500
Shares issued for services, related party, shares		65,000
Fair value of warrants issued for service			2,638,287			2,638,287
Fair value of warrants issued on debt discount			561,721			561,721
Imputed interest on notes payable - related party			90,740			90,740
Net loss					(15,323,704)	(15,323,704)
Balance at Dec. 31, 2024	$ 400	$ 27,953	56,077,950		(58,527,121)	(2,420,818)
Balance, shares at Dec. 31, 2024	400,000	27,942,806
Shares issued for cash, net of offering cost		$ 9	86,491			86,500
Shares issued for cash, net of offering cost, shares		8,650
Shares issued for services		$ 66	656,934			657,000
Shares issued for services, shares		65,700
Shares issued for services, related party		$ 811	8,109,189			8,110,000
Shares issued for services, related party, shares		811,000
Fair value of warrants issued on debt discount			282,118			282,118
Imputed interest on notes payable - related party			116,596			116,596
Net loss					(39,268,975)	(39,268,975)
Stock compensation for stock options			59,846			59,846
Shares issued for conversion of deferred compensation		$ 548	5,478,324			5,478,872
Shares issued for conversion of deferred compensation, shares		547,887
Shares issued for extension of note payable-related party		$ 2,400	23,997,600			24,000,000
Shares issued for extension of note payable-related party, shares		2,400,000
Revaluation of warrant			14,126			14,126
Balance at Jun. 30, 2025	$ 400	$ 31,787	94,879,174		(97,796,096)	(2,884,735)
Balance, shares at Jun. 30, 2025	400,000	31,776,043
Balance at Dec. 31, 2024	$ 400	$ 27,953	56,077,950		(58,527,121)	(2,420,818)
Balance, shares at Dec. 31, 2024	400,000	27,942,806
Shares issued for cash, net of offering cost		$ 9	88,491			88,500
Shares issued for cash, net of offering cost, shares		8,850
Shares issued for services		$ 66	656,934	50,000		707,000
Shares issued for services, shares		65,700
Fair value of warrants issued on debt discount			461,723			707,126
Imputed interest on notes payable - related party			242,214			242,214
Net loss					(41,103,717)	(41,103,717)
Shares issued for conversion of deferred compensation		$ 548	5,478,324			5,478,872
Shares issued for conversion of deferred compensation, shares		547,889
Shares issued for services, related party		$ 811	8,109,189			8,110,000
Shares issued for services, related party, shares		811,000
Shares issued for extension of note payable-related party		$ 2,400	23,997,600			24,000,000
Shares issued for extension of note payable-related party, shares		2,400,000
Stock compensation for stock options			89,769			89,769
Financing costs from revaluation of warrants			245,403
Shares issued for conversion of deferred compensation						$ 5,478,872
Shares issued for conversion of deferred compensation, shares						547,887
Balance at Dec. 31, 2025	$ 400	$ 31,787	95,447,597	50,000	(99,630,838)	$ (4,101,054)
Balance, shares at Dec. 31, 2025	400,000	31,776,245
Shares issued for cash, net of offering cost		$ 3	6,997			7,000
Shares issued for cash, net of offering cost, shares		3,500
Shares issued for services		$ 273	562,227	50,000		612,500
Shares issued for services, shares		274,039
Fair value of warrants issued on debt discount			59,729			59,729
Imputed interest on notes payable - related party			135,339			135,339
Net loss					(3,433,591)	(3,433,591)
Balance at Jun. 30, 2026	$ 400	$ 32,065	$ 96,211,889	$ 100,000	$ (103,064,429)	$ (6,720,075)
Balance, shares at Jun. 30, 2026	400,000	32,053,784